SCHEDULE OF OPERATING SEGMENTS (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Product sales	$ 1,351,517		$ 1,109,426	$ 3,968,807	$ 1,866,222
Revenue from provision of services	545,475		344,479	1,449,793	1,011,280
Total Revenue	1,896,992		1,453,905	5,418,600	2,877,502
Cost of sales	(1,123,942)		(893,441)	(3,401,950)	(1,448,420)
Gross profit	773,050		560,464	2,016,650	1,429,082
Expenses	8,006,957		3,102,003	16,187,509	7,144,974
Taxes				(82,820)
Cumulative translation differences	134,901	$ 1,235	(1,232)	153,872	(1,131)
Comprehensive income (loss)	23,975,400		(2,451,543)	(29,034,603)	(4,524,069)
Drone Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services	411,746		344,479	1,073,440	534,088
Custom Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services	$ 133,719			376,353	$ 477,192
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Product sales				3,968,807
Revenue from provision of services				1,449,793
Total Revenue				5,418,600
Cost of sales				(3,401,950)
Gross profit				2,016,650
Expenses				16,187,509
Other income (expenses)				(14,934,796)
Net income (loss)				(29,105,655)
Taxes				(82,820)
Cumulative translation differences				153,872
Comprehensive income (loss)				(29,034,603)
Operating Segment [Member] | Drone Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services				1,073,440
Operating Segment [Member] | Custom Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services				376,353
Operating Segment [Member] | Parent Company [Member]
IfrsStatementLineItems [Line Items]
Product sales
Total Revenue
Cost of sales
Gross profit
Expenses				12,728,407
Other income (expenses)				(15,196,061)
Net income (loss)				(27,924,468)
Taxes
Cumulative translation differences
Comprehensive income (loss)				(27,924,468)
Operating Segment [Member] | Parent Company [Member] | Drone Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services
Operating Segment [Member] | Parent Company [Member] | Custom Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services
Operating Segment [Member] | Draganfly Innovations Inc. [Member]
IfrsStatementLineItems [Line Items]
Product sales				301,314
Total Revenue				437,667
Cost of sales				(276,875)
Gross profit				160,792
Expenses				1,045,295
Other income (expenses)				279,650
Net income (loss)				(604,853)
Taxes
Cumulative translation differences
Comprehensive income (loss)				(604,853)
Operating Segment [Member] | Draganfly Innovations Inc. [Member] | Drone Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services
Operating Segment [Member] | Draganfly Innovations Inc. [Member] | Custom Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services				136,353
Operating Segment [Member] | Draganfly Innovations USA, Inc. [Member]
IfrsStatementLineItems [Line Items]
Product sales				31,083
Total Revenue				347,292
Cost of sales				(233,372)
Gross profit				113,920
Expenses				827,566
Other income (expenses)				8,145
Net income (loss)				(705,501)
Taxes
Cumulative translation differences				153,872
Comprehensive income (loss)				(551,629)
Operating Segment [Member] | Draganfly Innovations USA, Inc. [Member] | Drone Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services				316,209
Operating Segment [Member] | Draganfly Innovations USA, Inc. [Member] | Custom Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services
Operating Segment [Member] | Dronelogics Systems Inc. [Member]
IfrsStatementLineItems [Line Items]
Product sales				3,636,410
Total Revenue				4,633,641
Cost of sales				(2,891,703)
Gross profit				1,741,938
Expenses				1,586,241
Other income (expenses)				(26,530)
Net income (loss)				129,167
Taxes				(82,820)
Cumulative translation differences
Comprehensive income (loss)				46,347
Operating Segment [Member] | Dronelogics Systems Inc. [Member] | Drone Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services				757,231
Operating Segment [Member] | Dronelogics Systems Inc. [Member] | Custom Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services				$ 240,000